Schedule of Real Estate Under Construction (Details) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Development fees and employee reimbursement expenditures	$ 5.6	$ 2.7
Direct and indirect project costs	2.2	0.5
Ground lease payments	0.8	0.1
Real Estate [Member]
Non cash investing activity	13.9	$ 1.6
Unpaid development fees	4.3
Unpaid employee cost sharing and reimbursements	$ 0.3